Business combinations - Acquisition of Guoning Zhonghao (Details) - Guoning Zhonghao			6 Months Ended
	Sep. 27, 2021 CNY (¥)	Sep. 27, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Nov. 22, 2021
Business Acquisition [Line Items]
Percentage of equity interest acquired (in percent)						100.00%
Summary of allocation of the purchase price as of the date of acquisition
Net tangible liabilities (i)			¥ (15,219)		$ (2,401)
Goodwill			(20,219)		(3,189)
Total fair value of purchase price allocation	¥ 5,000	$ 789	5,000	$ 788
Cash			9,941		1,568
Other current assets			840		133
Other current liabilities			¥ 26,000		$ 4,101